Financial risk management and fair values of financial instruments (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of Financial risk management

The table below details the credit quality of the Group’s financial assets, as well as maximum exposure to credit risk by credit risk rating categories:

	Note Category	12-month or lifetime ECL	Gross carrying amount	Loss allowance	Net carrying amount
			S$	S$	S$

December 31, 2024
Trade receivables	Note 1	Lifetime ECL	43,449	(4,357)	39,092
Other receivables (exclude prepayments and GST receivables)		12-month ECL	39,247	-	39,247

Contract assets	Note 1	12-month ECL	10,642	-	10,642
				(4,357)
December 31, 2023
Trade receivables	Note 1	Lifetime ECL	253,461	(26,049)	227,412
Other receivables (exclude prepayments and GST receivables)		12-month ECL	108,296	-	108,296

Contract assets	Note 1	12-month ECL	11,931	-	11,931
				(26,049)

Schedule of Credit Risk

	Expected	Gross
	loss	carrying	Loss
	rate	amount	allowance
	%	S$	S$
December 31, 2024
Current (not past due)	0%	8,277	-
1-30 days past due	0%	15,834	-
31-60 days past due	0%	824	-
More than 90 days past due	63%	18,514	4,357

		43,449	4,357

	Expected	Gross
	loss	carrying	Loss
	rate	amount	allowance
	%	S$	S$
December 31, 2023
Current (not past due)	0%	183,404	-
1-30 days past due	0%	33,045	-
31-60 days past due	0%	6,818	-
61-90 days past due	0%	585	-
More than 90 days past due	63%	41,540	26,049

		265,392	26,049

Movement in the loss allowance account in respect of trade receivables and contract assets during the year is as follows:
Schedule of Revenue from Customers

Revenue from customers contributing over 10% of the total revenue of the Group is as follows:

	2024	2023	2022
	S$	S$	S$

Customer A	-	943,683	1,450,000
Customer B	238,000	500,000	750,000
Customer C	-	-	554,315
Customer D	-	500,000	-
Customer E	813,551	-	-
Customer F	407,171	-	-

	1,458,722	1,943,683	2,754,315

Schedule of Liquidity risk

	On demand
	or less than	1 to 5		Carrying
	one year	years	Total	amount
	S$	S$	S$	S$
December 31, 2024
Trade and other payables	626,008	-	626,008	626,008
Loan from a shareholder	346,746	-	346,746	337,566
Lease liabilities	6,543	-	6,543	6,500

	979,297	-	979,297	970,074

	On demand
	or less than	1 to 5		Carrying
	one year	years	Total	amount
	S$	S$	S$	S$
December 31, 2023
Trade and other payables	447,069	-	447,069	447,069
Lease liabilities	42,393	19,534	61,927	60,560

	489,462	19,534	508,996	507,629

Schedule of Foreign Currency Risk

The Group’s currency exposures to the USD at the reporting date were as follows:

USD
S$
December 31, 2024
Trade and other receivables	32,002
Cash and cash equivalents	24,312
Trade and other payables	(53,266)

Overall net exposure	3,048

BELIVE HOLDINGS AND ITS SUBSIDIARY

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For the financial year ended December 31, 2024, 2023 and 2022

(in Singapore Dollars)

21.	Financial risk management and fair values of financial instruments (continued)

(a)	Financial risk management (continued)

(iii)	Market risk (continued)

(ii)	Foreign currency risk (continued)

USD
S$
December 31, 2023
Trade and other receivables	202,839
Cash and cash equivalents	92,808
Trade and other payables	(126,926)

Overall net exposure	168,721

Schedule of Foreign Currency
	Profit or loss (before tax)
	2024	2023
	S$	S$

United States Dollar	(121)	(6,749)